Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Risk Management [Abstract]
Schedule of Financial Assets and Liabilities Denominated In Foreign Currencies	The balances of financial assets and liabilities denominated in foreign currencies correspond to balances in U.S. Dollars, Chilean pesos and Colombian pesos, which are stated exchange rate published on that date, according to the currency type:
	As of December 31, 2022		As of December 31, 2023
	Buy	Sale	Buy	Sale
U.S. Dollars (a)	3.808	3.820	3.705	3.713
Chilean Peso (b)	0.004449	0.004463	0.004224	0.004233
Colombian Peso (c)	0.000792	0.000794	0.000969	0.000971
(a)	U.S. Dollar as published by the Superintendencia de Banca y Seguros (hereinafter SBS).
(b)	Chilean peso as published by Banco Central de Chile.
(c)	Colombian peso as published by Banco de la Republica de Colombia.

Schedule of Consolidated Statement of Financial Position	The consolidated statement of financial position as of December 31, includes the following balances:
In thousands of US dollars	2022	2023
Assets
Cash and cash equivalents	58,280	105,542
Trade accounts receivable, net	124,593	174,305
Accounts receivable from related parties	142,435	142,435
Other accounts receivable	75,536	85,535
	400,844	507,817
Liabilities
Borrowings	(215,076)	(213,821)
Bonds	(5,569)	(3,890)
Trade accounts payable	(119,104)	(152,383)
Accounts payable to related parties	(3,171)	(3,504)
Other accounts payable	(88,012)	(64,277)
Other provisions	(42,241)	(2,032)
	(473,173)	(439,907)

Schedule of Corporation's Exchange Gains and Losses	For the periods ended December 31, 2021, 2022 and 2023, the Corporation’s exchange gains and losses was, (note 26.A):
In thousands of soles	2021	2022	2023
Gain	383,199	449,864	153,252
Loss	(430,410)	(450,133)	(176,414)
	(47,211)	(269)	(23,162)

Schedule of Strengthened or Weakened Against the Peruvian Sol	If, as of December 31, 2023, the U.S. Dollars, the Chilean peso, and the Colombian peso had been strengthened/weakened against the Peruvian Sol, with all other variables held constant, the pre-tax results for the year would have the following impact:
	Profit (loss) before income tax
Effect in thousands of soles	Strengthening	Weakening
For the year ended as of December 31, 2023
USD (5% movement)	(1,158)	1,158
USD (10% movement)	(2,316)	2,316
For the year ended as of December 31, 2022
USD (5% movement)	(13)	13
USD (10% movement)	(27)	27
For the year ended as of December 31, 2021
USD (5% movement)	(2,361)	2,361
USD (10% movement)	(4,721)	4,721

If, as of December 31, 2023, the oil price had increased/decreased, with all other variables held constant, the pre-tax profit for the year would have the following impact:
	Profit (loss) before income tax
Effect in thousands of soles	Strengthening	Weakening
For the year ended as of December 31, 2023
(5% movement)	5,225	(4,144)
(10% movement)	11,350	(7,431)
For the year ended as of December 31, 2022
(5% movement)	28,400	(29,800)
(10% movement)	56,400	(62,000)

Schedule of Foreign Currency Translation Adjustments	The consolidated statement of financial position includes the following assets and liabilities in its currency (in thousands):
	2022		2023
	Assets	Liabilities	Assets	Liabilities
Chilean Pesos	60,684,971	81,864,810	37,715,040	53,101,695
Colombian Pesos	96,944,436	59,114,296	183,305,679	125,307,739

Schedule of Financial Liabilities	The amounts disclosed in the table below are the contractual undiscounted cash flows, which include interest to be accrued according to the established schedule.
		Contractual cash flows
	Carrying	Less than	1-2	2-5	More than
In thousands of soles	amount	1 year	years	years	5 years	Total
As of December 31, 2022
Other financial liabilities (except for finance leases and lease liability for right-of-use asset)	819,973	599,310	71,732	216,392	-	887,434
Finance leases	835	873	-	-	-	873
Lease liability for right-of-use asset	59,085	19,075	31,705	23,386	113	74,279
Bonds	869,913	141,246	185,114	419,969	707,800	1,454,129
Trade accounts payables (except non-financial liabilities)	1,037,013	1,027,256	9,757	-	-	1,037,013
Accounts payables to related parties	80,781	53,488	25,420	697	1,176	80,781
Other accounts payables and other provisions (except non-financial liabilities)	712,071	186,326	64,307	89,868	470,129	810,630
	3,579,671	2,027,574	388,035	750,312	1,179,218	4,345,139
		Contractual cash flows
	Carrying	Less than	1-2	2-5	More than
In thousands of soles	amount	1 year	years	years	5 years	Total
As of December 31, 2023
Other financial liabilities (except liability for right-of-use asset)	780,145	568,284	165,022	163,943	-	897,249
Lease liability for right-of-use asset	42,562	17,754	23,487	8,725	73	50,039
Bonds	822,925	140,546	177,121	345,473	679,085	1,342,225
Trade accounts payables (except non-financial liabilities)	1,168,267	1,164,266	4,001	-	-	1,168,267
Accounts payables to related parties	72,936	44,372	28,564	-	-	72,936
Other accounts payables and other provisions (except non-financial liabilities)	673,663	195,279	57,601	138,356	410,377	801,613
	3,560,498	2,130,501	455,796	656,497	1,089,535	4,332,329

Schedule of Leverage Ratio	As of December 31, 2022 and 2023, the leverage ratio is as follows:
In thousands of soles	Note	2022	2023
Total borrowing, bonds and civil compensation (*)	17 and 18	2,238,699	2,115,471
Less: Cash and cash equivalents	9	(917,554)	(1,003,888)
Net debt (a)		1,321,145	1,111,583
Total equity (b)		1,346,006	1,487,289
Total net debt plus equity (a) + (b)		2,667,151	2,598,872
Gearing ratio		0.50	0.43
(*)	As of December 31, 2023, the provision for civil compensation amounts to S/ 469.8 million (S/ 488.9 million as of December 31, 2022).